Schedule of common shares issued and outstanding (Details) - CAD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Beginning balance, value	$ 25,497,455	$ 22,504,352	$ 22,504,352
Increase Decrease In Flow Through Share Liability		(3,637,149)
Share issue related cost	(8,931,771)	(342,092)
Issuance Of Shares Per Agreements	308,924	92,443
Issuance Of Shares Per Option Agreements	1,490,860
Ending balance, value	$ 51,029,078	$ 24,319,561	$ 25,497,455
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance at beginning (in shares)	25,766,065	18,185,810	18,185,810
Beginning balance, value	$ 50,127,974	$ 40,570,773	$ 40,570,773
Issuance Of Shares On Financing Shares			2,133,979
Issuance Of Shares On Financing			$ 7,707,292
Increase Decrease In Flow Through Share Liability		(3,637,149)	(3,637,149)
Share issue related cost	$ (8,931,771)	$ (342,092)	$ (355,016)
Issuance Of Shares Per Agreements Shares	1,000,000	61,276	3,886,276
Issuance Of Shares Per Agreements	$ 308,924	$ 92,443	$ 3,934,189
Issuance Of Shares Per Option Agreements Shares	2,024,496		1,500,000
Issuance Of Shares Per Option Agreements	$ 1,490,860		$ 1,728,380
Issuance Of Shares On Vesting Of RSUs Shares			60,000
Issue of equity			$ 179,505
Shares Issued On Equity Issuances Shares	47,628,955
Shares Issued On Equity Issuances	$ 34,941,250
Balance at ending (in shares)	76,419,516	20,381,065	25,766,065
Ending balance, value	$ 77,937,237	$ 44,391,267	$ 50,127,974